Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ (6,864)	$ (4,151)
Before hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	6,649	6,441
Before hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 106,022	$ 96,601
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.86%	9.33%
Hedging	$ 276	$ 43
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.07%	9.00%
Hedging	$ 560	$ 544
Before hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.21%
Hedging	$ 145
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.15%	3.16%
Hedging	$ 1,958	$ 2,055
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.09%	0.08%
Hedging	$ 4,648	$ 4,214
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.02%	1.82%
Hedging	$ 29,335	$ 25,346
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.67%	2.36%
Hedging	$ 1,066	$ 1,749
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.78%	4.83%
Hedging	$ 68,146	$ 62,205
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	15.47%	9.82%
Hedging	$ 309	$ 225
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	13.76%	7.31%
Hedging	$ 354	$ 416
Before hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.07%	1.87%
Hedging	$ 205	$ 210
Before hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.71%	3.71%
Hedging	$ 1,606	$ 1,647
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.82%	3.82%
Hedging	$ 4,063	$ 4,373
Before hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.37%
Hedging		$ 15
After hedging [Member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	9,149	9,690
After hedging [Member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	$ 103,522	$ 93,352
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.86%	9.33%
Hedging	$ 276	$ 43
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	8.07%	9.00%
Hedging	$ 560	$ 544
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.21%
Hedging	$ 145
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.15%	3.16%
Hedging	$ 1,958	$ 2,055
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	0.09%	0.08%
Hedging	$ 4,648	$ 4,214
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	1.73%	1.82%
Hedging	$ 31,549	$ 29,338
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.03%	2.85%
Hedging	$ 3,491	$ 4,269
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	4.90%	5.02%
Hedging	$ 64,593	$ 54,551
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	12.57%	4.46%
Hedging	$ 589	$ 954
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	12.84%	6.95%
Hedging	$ 398	$ 489
After hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		1.87%
Hedging		$ 210
After hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging		3.71%
Hedging		$ 1,647
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	3.79%	3.79%
Hedging	$ 3,449	$ 3,713
After hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of offsetting financial assets and liabilities [line items]
Hedging	2.46%	2.46%
Hedging	$ 1,016	$ 1,015